Segment Information - Schedule of segment reporting information by segment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net revenues:
Total net revenues	¥ 5,625,919	$ 770,748	¥ 5,389,208	¥ 5,013,182
Cost of revenues:
Total cost of revenues	2,877,428	394,206	2,621,746	2,426,766
Gross profit:
Total gross profit	2,748,491	376,542	2,767,462	2,586,416
Operating Expenses [Abstract]
Sales and marketing expenses	(1,872,586)	(256,543)	(2,268,428)	(2,328,095)
Research and development expenses	(539,998)	(73,980)	(743,364)	(803,791)
General and administrative expenses	(187,086)	(25,631)	(221,996)	(229,210)
Total operating expenses	(2,599,670)	(356,154)	(3,233,788)	(3,361,096)
(Loss)/Income from operations	148,821	20,388	(466,326)	(774,680)
Interest income	3,919	537	8,348	12,908
Interest expense	(73,090)	(10,013)	(69,472)	(45,607)
Others, net	1,585	217	(11,578)	81,445
(Loss)/Income before tax	81,235	11,129	(539,028)	(725,934)
Learning services [Member]
Net revenues:
Total net revenues	2,747,290	376,378	3,148,114	3,084,375
Cost of revenues:
Total cost of revenues	1,060,177	145,244	1,159,357	1,172,703
Gross profit:
Total gross profit	1,687,113		1,988,757	1,911,672
Smart devices [Member]
Net revenues:
Total net revenues	903,669	123,802	909,192	1,256,446
Cost of revenues:
Total cost of revenues	553,620	75,845	552,810	765,641
Gross profit:
Total gross profit	350,049		356,382	490,805
Online marketing services [Member]
Net revenues:
Total net revenues	1,974,960	270,568	1,331,902	672,361
Cost of revenues:
Total cost of revenues	1,263,631	$ 173,117	909,579	488,422
Gross profit:
Total gross profit	¥ 711,329		¥ 422,323	¥ 183,939